Income Tax Expense (Benefit) - Schedule of Applicable Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation, Amount
Income before provision for income tax (benefit)	$ 22,358	$ 432	$ 25,089
Tax at statutory federal income tax rate	4,695	91	5,269
Tax-exempt income, net	(567)	(509)	(821)
State income tax expense (benefit), net of federal tax expense (benefit)	0	53	(106)
Other, net	(26)	(159)	(4)
Total income tax expense (benefit)	$ 4,102	$ (524)	$ 4,338
Effective Income Tax Rate Reconciliation, Percent
Tax at statutory federal income tax rate (in percent)	21.00%	21.00%	21.00%
Tax-exempt income, net (in percent)	(2.54%)	(117.88%)	(3.27%)
State income tax, net of federal tax benefit (in percent)	0.00%	12.25%	(0.42%)
Other, net (in percent)	(0.11%)	(36.86%)	(0.02%)
Provision for income tax expense (in percent)	18.35%	(121.49%)	17.29%